Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI) (Tables)	12 Months Ended
Dec. 31, 2015
Changes In AOCI By Component

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2015
	Net unrealized gain on securities	OTTI gain (losses) in OCI	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$1,755,998	9,608	1,475	10,240	(176)	1,777,145
OCI before reclassifications	(1,260,909)	(2,958)	8,933	(4,009)	95	(1,258,848)
Amounts reclassified from AOCI	(27,766)	(1,597)	—	—	16	(29,347)

Net OCI	(1,288,675)	(4,555)	8,933	(4,009)	111	(1,288,195)

Ending balance	$467,323	5,053	10,408	6,231	(65)	488,950

	Year ended December 31, 2014
	Net unrealized gain on securities	OTTI gain (losses) in OCI	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$980,777	8,814	1,020	12,343	(170)	1,002,784
OCI before reclassifications	825,079	3,114	455	(2,103)	(25)	826,520
Amounts reclassified from AOCI	(49,858)	(2,320)	—	—	19	(52,159)

Net OCI	775,221	794	455	(2,103)	(6)	774,361

Ending balance	$1,755,998	9,608	1,475	10,240	(176)	1,777,145

Reclassifications From AOCI

Reclassifications from AOCI, net of tax, consist of the following:

	Amount Reclassified from AOCI		Affected line item
	December 31,		in the Consolidated
AOCI	2015	2014	Statements of Operations
Net unrealized gain on securities:
Available-for-sale securities	$42,717	76,705	Realized investment gains, net
	14,951	26,847	Income tax expense (benefit)

	27,766	49,858	Net income

OTTI gain (losses) in OCI:
Other than temporary impairments	2,457	3,569	Realized investment gains, net
	860	1,249	Income tax expense (benefit)

	1,597	2,320	Net income

Pension and other postretirement plan adjustments:
Amortization of actuarial gains (losses)	(25)	(29)	General and administrative expenses
	9	(10)	Income tax expense (benefit)

	(16)	(19)	Net income

Total amounts reclassified from AOCI	$29,347	52,159	Total net income